Investment Objectives and Goals	Jul. 23, 2026
Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable US Large Cap Strategic Equity Fund
Venerable High Yield Fund | Venerable High Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable High Yield Fund
Venerable Strategic Bond Fund | Venerable Strategic Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable Strategic Bond Fund
Venerable Large Cap Index Fund | Venerable Large Cap Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable Large Cap Index Fund
Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable Moderate Allocation Fund